DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets	$ 176	$ 51
Non-current assets	423	0
Liabilities
Current liabilities	(712)	(138)
Non-current liabilities	$ (20)	$ 0